Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.31%	11.76%	12.38%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.71%	8.97%	9.83%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.88%	8.82%	9.44%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.38%	11.89%	12.03%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.58%	13.04%	13.19%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		17.59%	13.02%	13.16%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		17.60%	13.07%	13.24%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.